Basis for the Preparation of these Financial Statements and Applicable Accounting Standards	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Basis for the Preparation of these Financial Statements and Applicable Accounting Standards
3.	BASIS FOR THE PREPARATION OF THESE FINANCIAL STATEMENTS AND APPLICABLE ACCOUNTING STANDARDS
Presentation basis
Applicable Accounting Standards
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).
The consolidated financial statements of the Bank comprise the Standards and Interpretations adopted by the IASB and includes:

•	the IFRS;

•	the International Accounting Standards (IAS); and

•	the interpretations developed by the IFRS Interpretations Committee (IFRIC) or former IFRIC (SIC).
Going concern
The Bank’s management has made an assessment of its ability to continue as a going concern and is satisfied that it has the resources to continue in business for the foreseeable future. Furthermore, management is not aware of any material uncertainties that may cast significant doubt on the Bank’s ability to continue as a going concern. Therefore, these consolidated financial statements continue to be prepared on the going concern basis.
Figures expressed in thousands of pesos
The consolidated financial statements disclose figures expressed in thousands of Argentine pesos in terms of purchasing power as of December 31, 2019, except otherwise indicated, and are rounded up to the nearest amount in thousands of pesos, unless otherwise expressly stated.
Statement of financial position - Disclosure
The Bank presents its consolidated statements of financial position in order of liquidity. The analysis referred to the recovery of assets and settlement of liabilities during the 12 months following the reporting date and more than 12 months after the reporting date is disclosed in note 25.
Financial assets and financial liabilities are generally reported gross in the consolidated statement of financial position. They are only offset and reported net when there is a legal and enforceable right to offset such financial assets and liabilities and the Management also intends to settle them on a net basis or to realize assets and settle liabilities simultaneously.
These consolidated financial statements were prepared on the basis of historical cost except for certain financial instruments which were valued at fair value through Other Comprehensive Income (OCI) or at Fair Value Through Profit or Loss. For further information see note 12. In addition, derivative instruments (term and forwards transactions) both assets and liabilities were valued at Fair Value through Profit or Loss.
Comparative information
The statement of financial position as of December 31, 2019
is
presented comparatively with the immediately preceding fiscal year and the statements of income and other comprehensive income, changes in shareholders’ equity and cash flows for the fiscal year ended December 31, 2019, are presented comparatively with those as of December 31, 2018 and 2017.
Additionally, certain items from the consolidated statement of financial position, the consolidated statement of income, and other comprehensive income as of December 31, 2018 and 2017 were modified, with no effects on the shareholders’ equity, only for comparative presentation purpose as of December 31, 2019, including the effects of the merger with former Banco del Tucumán SA, as described in note 2.4, the residual non-controlling
interest was derecognized.

Measuring unit
These consolidated financial statements as of December 31, 2019 and the corresponding figures for previous fiscal years have been restated for the changes in the general purchasing power of the functional currency (Argentine pesos) of the Bank as established by IAS 29. As a result, these consolidated financial statements are stated in terms of the measuring unit current at the end of the reporting period, except otherwise indicated.
According with IAS 29, the restatement of financial statements is needed when the functional currency is the currency of a hyperinflationary economy. To achieve consistency in identifying an economic environment of that nature, IAS 29 establishes (i) certain qualitative indicators, not limited to, consist of analyzing the general population behavior, prices, interest rates and wages with changes to a price index and the loss of purchasing power, and (ii) as quantitative characteristic, which is the mostly condition used in practice, to test if a three-year cumulative inflation rate is around 100% or more. Due to miscellaneous macroeconomic factors the three-year inflation rate exceeds that figures, and, also the Argentine government goals and other available estimates indicate that this trend will not be reversed in the short term.
The restatement was applied as if the economy had always been hyperinflationary; using a general price index that reflects changes in general purchasing power. To apply the restatement, a series of indexes were used, as prepared and published on a monthly basis by the Argentine Federation of Professionals Councils in Economic Sciences (FACPCE, for its acronym in Spanish), which combines consumer price index (CPI) on a monthly basis published by the Argentine Institute of Statistics and Censuses (INDEC, for its acronym in Spanish) since January 2017 (baseline month: December 2016) with the wholesale prices indexes published by the INDEC until that date. For the months of November and December 2015, for which the INDEC did not publish the wholesale price index (WPI) variation, the CPI variation for CABA was used.
Considering the abovementioned indexes, the inflation rate was 53.83% and 47.64 % for the fiscal years ended on December 31, 2019 and 2018, respectively.
Below is a description of the restating mechanism provided by IAS 29:
Restatement of the statements of financial position:

(i)
Monetary items (the ones that are already stated in terms of the current measuring unit) are not restated because they are already expressed in terms of the monetary unit current at the end of the reporting period. In an inflationary period, an entity holding monetary assets generates purchasing power loss and holding monetary liabilities generates purchasing power gain, provided that the assets and liabilities are not linked to an adjustment mechanism that offsets, in some extend such effects. The net gain or loss on a monetary basis shall be included in profit or loss for the period.

(ii)	Assets and liabilities subject to adjustments based on specific agreements will be adjusted in accordance with such agreements.

(iii)
Non-monetary items stated at current cost at the end of the reporting period, are not restated for presentation purposes in the statement of financial position, but the adjustment process must be completed to determine, in terms of constant measurement unit, the income or loss produced by holding these non-monetary items.

(iv)
Non-monetary items carried at historical cost or at current cost at some earlier date before the reporting date, shall be restated by an index that reflects the general level of price variation from the acquisition or revaluation date to the closing date, proceeding then to compare the restated amounts of those assets with their recoverable amounts. Income or loss for the period related to depreciation of property, plant and equipment and amortization of Intangible Assets and Other non-monetary cost shall be determined over the new restated amounts.

(v)	When an entity capitalizes borrowing cost in the non-monetary assets, the part of the borrowing cost that compensates for the inflation during the same period will not be capitalized.

(vi)
The restatement of non-monetary assets in terms of a current measurement unit at the end of the reporting period, without an equivalent adjustment for tax purposes generates a taxable temporary difference and a deferred income tax liability is recognized and the contra account is recognized as profit or loss for the period. When, beyond the restatement, there is a revaluation of non-monetary assets, the deferred tax related to the restatement is recognized in profit or loss for the period and deferred tax related with the revaluation is recognized in other comprehensive income for the period.

Restatement of the statements of comprehensive income:

(i)
Income and expenses are restated from the date the items were recorded, except for those income or loss items that reflect or include, in their determination, the consumption of assets measured at the currency purchasing power from a date prior to that which the consumption was recorded, which is restated using as a basis the acquisition date of the assets related to the item, except for income or losses arising from comparing the two measurements at currency purchasing power of different dates, for which it requires to identify the compared amounts, to restate them separately and to repeat the comparison, with the restated amounts.

(ii)	The gain or loss for holding monetary assets and liabilities, is separately disclosed in the consolidated statement of income.
Restatement of the statements of changes in shareholders’ equity:
All equity´s components were restated by applying a general price index, as mentioned before, from the beginning of the fiscal year or the date of contribution, if later. The inflation adjustment related to “Capital stock” and “Additional paid-in
capital” is accumulated in “Adjustment to Shareholders’ Equity” (see section of “Comparative information” of this note).
Other comprehensive income generated after the transition date are presented in terms of the measuring unit current at the end of the reporting period.
Restatement of the statements of cash flows:
IAS 29 requires that all items in the statement of cash flows are expressed in terms of the measuring unit current at the end of the reporting fiscal year.
The monetary gain or losses generated by cash and cash equivalents are separately disclosed in the statement of cash flows from the cash flows from operating activities and the effect of exchange rate fluctuation, as a specific item of the reconciliation between cash and cash equivalent at the beginning and the end of the fiscal years.
As a consequence, the application of IAS 29 results in an adjustment for the loss of purchasing power of the argentine peso recorded in the consolidated statement of income as a loss on the net monetary position. In a period of inflation, as the Bank holds an excess of monetary assets over monetary liabilities, it loses purchasing power, which results in a loss on the net monetary position. This loss is derived as the difference resulting from the restatement of non-monetary
assets and liabilities, equity and items in the consolidated statement of comprehensive income. Corresponding figures as of December 31, 2018 and 2017, have also been restated so that they are presented in terms of the purchasing power of the argentine peso as of December 31, 2019.
Basis for Consolidation
These consolidated financial statements include the financial statements of the Bank and its subsidiaries as of December 31, 2019.
Subsidiaries are all the entities controlled by the Bank. The Bank controls other entity when it is exposed, or has rights, to variable returns from its continuing involvement with such other entity, and has the ability to use its power to direct the operating and financing policies of such other entity, to affect the amounts of such returns.
This generally happens when there is a shareholding of more than half of its shares having voting rights.
Notwithstanding the above, under certain particular circumstances, the Bank may still have control with less than a 50% participating interest or may not have the control even if it holds more than half of the shares of such other entity. Upon evaluating whether it has power over the controlled entity, and therefore controls the variation of its returns, the Bank shall consider all relevant facts and circumstances, including:

•	The purpose and design of the controlled entity,

•	What the relevant activities are and how decisions about those activities are made and whether the Bank has the ability to direct such relevant activities,

•	Contractual arrangements such as call rights, put rights and liquidation rights,

•
Whether the Bank is exposed, or has rights, to variable returns from its involvement with such controlled entity, and whether the Bank has the ability to use its power over the controlled entity to affect the amount of the Bank’s returns.

The Bank has no interests in structured entities that required to be consolidated.
Subsidiaries are completely consolidated since the date of the effective transfer of the control over the same to the Bank and consolidation ceases when the Bank loses control over the subsidiaries. These consolidated financial statements include the assets, liabilities, income and each component of other comprehensive income of the Bank and its subsidiaries. Transactions between consolidated entities are completely eliminated.
Changes in a parent’s ownership interest in a subsidiary that do not result in the parent losing control of the subsidiary are equity transactions. However, if a parent company loses control of a subsidiary, it shall derecognize the assets (including any goodwill) and liabilities of the subsidiary, any non-controlling
interests in the former subsidiary and other capital components, while any profit or loss derived from the transaction, event or circumstances that resulted in the loss of control shall be recognized as in profit or loss, and any investment retained in the former subsidiary shall be recognized at its fair value at the date when control is lost.
The financial statements of the subsidiaries have been prepared as of the same dates and for the same accounting periods as those of the Bank, using uniform accounting policies consistent with those applied by the entity. In case necessary, adjustments shall be made to the financial statements of the subsidiaries so that the accounting policies used by the group will be uniform.
The Bank considers the Argentine peso as its functional and presentation currency. To such effect, before consolidation, the financial statements of its subsidiary Macro Bank Limited, originally expressed in US dollars, were translated to pesos (presentation currency) using the following method and applying the inflation adjustment above explained in section “Measuring unit” of this note:

•
Assets and liabilities were converted at the reference exchange rate of the BCRA, in force for that foreign currency at the closing of business on the last business day of the fiscal years ended December 31, 2019 and 2018.

•
Figures related to the owners’ contributions (capital stock, stock issuance premium and irrevocable capital contributions) were translated applying the effective exchange rates as of the date on which such contributions were paid in.

•	Income for the fiscal years ended December 31, 2019 and 2018 were translated to pesos on a monthly basis, using the monthly average of the reference exchange rate of the BCRA.

•
Foreign currency translation differences arising as a result of the preceding paragraphs are recognized as a separate component within the Shareholders’ Equity account reporting them in the statement of other comprehensive income, which is called “Foreign currency translation differences in financial statements conversion”.

On the other hand, non-controlling interests represent the portion of income and equity not directly or indirectly attributable to the Bank. In these consolidated financial statements they are disclosed as a separate line in the statement of financial position, the statement of income, the statement of other comprehensive income and the statement of changes in shareholders’ equity.
The Bank has consolidated into its financial statements the financial statements of the following companies:

Subsidiaries	Principal Place of Business	Country	Main Activity

Macro Securities SA (a) and (b)	Av. Eduardo Madero 1182 – Autonomous City of Buenos Aires	Argentina	Stock exchange services

Macro Fiducia SA	Av. Leandro N. Alem 1110 – 1st floor. Autonomous City of Buenos Aires	Argentina	Services

Macro Fondos SGFCISA	Av. Eduardo Madero 1182 – 24th floor, Office B– Autonomous City of Buenos Aires	Argentina	Management and administration of mutual funds

Macro Bank Limited (c)	Caves Village, Building 8 Office 1 – West Bay St., Nassau	Bahamas	Banking entity

Argenpay SAU (d)	Av. Eduardo Madero 1182 – Autonomous City of Buenos Aires	Argentina	Electronic payments services

(a)	Consolidated with Macro Fondos SGFCI SA (80.90% equity interest and voting rights).

(b)	The indirect interest of Banco Macro SA comes from Macro Fiducia SA.

(c)	Consolidated with Sud Asesores (ROU) SA (100% voting rights – Equity interest 11,570).

(d)	Consolidated with the Bank since May 2019, as the equity interest was acquired in such month.
The tables below show the Bank’s equity interest and voting rights in the companies it consolidates:

•	As of December 31, 2019:

Subsidiaries	Shares		Bank’s interest		Non-controlling interest
	Type	Number	Total capital stock	Voting rights	Total capital stock	Voting rights
Macro Securities SA	Common	12,776,680	99.925%	99.932%	0.075%	0.068%
Macro Fiducia SA	Common	46,935,318	99.046%	99.046%	0.954%	0.954%
Macro Fondos SGFCISA	Common	327,183	99.939%	100.00%	0.061%
Macro Bank Limited	Common	39,816,899	99.999%	100.00%	0.001%
Argenpay SAU	Common	7,700,000	100.00%	100.00%

•	As of December 31, 2018:

Subsidiaries	Shares		Bank’s interest		Non-controlling interest
	Type	Number	Total capital stock	Voting rights	Total capital stock	Voting rights
Macro Securities SA	Common	12,776,680	99.921%	99.932%	0.079%	0.068%
Macro Fiducia SA	Common	6,475,143	98.605%	98.605%	1.395%	1.395%
Macro Fondos SGFCISA	Common	327,183	99.936%	100.00%	0.064%
Macro Bank Limited	Common	39,816,899	99.999%	100.00%	0.001%
Total assets, liabilities and Shareholders’ equity of the Bank and its subsidiaries as of December 31, 2019 and 2018 are as follows:

As of 12/31/2019	Banco Macro SA	Subsidiaries	Eliminations	Consolidated
Assets	442,153,986	7,534,654	(4,448,770)	445,239,870
Liabilities	336,099,008	4,195,057	(1,110,581)	339,183,484
Equity attributable to the owners of the Bank				106,054,978
Equity attributable to non-controlling interests				1,408

As of 12/31/2018	Banco Macro SA	Subsidiaries	Eliminations	Consolidated
Assets	538,363,403	6,355,939	(4,417,634)	540,301,708
Liabilities	444,671,948	2,699,534	(762,715)	446,608,767
Equity attributable to the owners of the Bank				93,691,455
Equity attributable to non-controlling interests				1,486
The Bank’s Management considers there are no other companies or structured entities to be included in the consolidated Financial Statements as of December 31, 2019 and 2018.
Summary of significant accounting policies
Below there is a description of the principal valuation and disclosure criteria used for the preparation of these consolidated financial statements as December 31, 2019 and 2018:

3.1	Assets and liabilities denominated in foreign currency :
The Bank considers the Argentine Peso as its functional and presentation currency. The assets and liabilities denominated in foreign currency, mainly in US dollars, were valued at BCRA benchmark US dollar exchange rate effective as of the closing date of transactions on the last business day of each fiscal year.

Additionally, assets and liabilities denominated in other foreign currencies were translated at the repo exchange rate in US Dollars communicated by the BCRA’s dealing room. Foreign exchange differences were recorded in the related Statements of income as “Difference in quoted prices of gold and foreign currency”.

3.2	Financial Instruments
Initial Recognition and Measurement
The Bank recognizes a financial instrument when it becomes party to the contractual provisions thereof.
The purchase and sale of financial assets requiring the delivery of assets within the term generally established by the rules and regulations or the market conditions are recorded on the transaction’s trading date, i.e., on the date the Bank undertakes to acquire or sell the relevant asset.
At initial recognition, the financial assets and liabilities were recognized at fair value. Those financial assets and liabilities not recognized at fair value through profit or loss, were recognized at fair value adjusted for transactions costs directly attributable to the acquisition or issue of the financial asset or liability.
At initial recognition, the fair value of a financial instrument is generally the transaction price. Nevertheless, if part of the consideration received or paid is for something different from the financial instrument, the Bank estimates the fair value of the financial instrument. If the fair value is based on a valuation technique that uses only data from observable markets, the Bank shall recognize the difference between fair value at the initial recognition and the transaction price as gain or loss. When the fair value is based on a valuation technique that uses data from non-observable markets, the Bank shall recognize that deferred difference in profit or loss only to the extent that it arises from a change in a factor (including time) that market participants would take into account when pricing the asset or liability, or when the instrument is derecognized.
Finally, in the normal course of business, the Bank arranges repo transactions. According to IFRS 9, assets involved in repurchase and reverse repurchase transactions and received from or delivered to third parties, respectively, do not qualify to be recognized or derecognized, respectively (see note 7).
Subsequent measurement – Business Model
The Bank established three categories for the classification and measurement of its debt instruments, in accordance with the Bank’s business model to manage them and the contractual cash flow characteristics thereof:

•	At amortized cost: the objective of the business model is to hold financial assets in order to collect contractual cash flows.

•
At fair value through other comprehensive income: the objective of the business model is both collecting the contractual cash flows of the financial asset and/or of those derived from the sale of the financial asset.

•	At fair value from profit or loss: the objective of the business model is generating income derived from the purchase and sale of financial assets.
Therefore, the Bank measures its financial assets at fair value, except for those that meet the following two conditions and are measured at amortized cost:

•	The financial assets are held within a business model whose objective is to hold financial assets in order to collect contractual cash flows.

•	The contractual terms of the financial asset give rise, on specified dates, to cash flows that are solely payments of principal and interest on the principal amount outstanding.
The Bank’s business model is determined at a level that reflects how groups of financial assets are managed together to achieve a particular business objective.
The business model is not assessed on an
instrument-by-instrument
approach, but it should rather be determined on a higher level of aggregation and is based on observable factors such as:

•	How the performance of the business model and the financial assets held within that business model are evaluated and reported to the Bank’s key management personnel.

•	The risks that affect the performance of the business model (and the financial assets held within that business model) and, in particular, the way in which those risks are managed.

•	The expected frequency, value, timing and reasons of sales are also important aspects.
The assessment of the business model is performed on the basis of scenarios that the Bank reasonably expects to occur, without taking into account the scenarios such as the so-called
‘worst case’ or ‘stress case’ scenarios. If after the initial recognition cash flows are realized in a way that is different from the Bank’s expectations, the classification of the remaining financial assets held in that business model does not change, but it rather considers all relevant information to assess the newly originated or newly purchased financial assets.
Test of solely payments of principal and interest (the SPPI test)
As part of the classification process, the Bank assessed the contractual terms of its financial assets in order to determine if such financial instruments give rise to cash flows on specific dates which are solely payments of principal and interest on the principal amount outstanding.
For the purposes of this assessment, “principal” is defined as the fair value of the financial asset at initial recognition, provided such amount may change over the life of the financial instrument, for example, if there are repayments of principal or premium amortization or discount.
The most significant elements of interest within a loan agreement are typically the consideration for the time value of money and credit risk.
In order to SPPI test contractual cash flow characteristics, the Bank applies judgment and considers relevant factors such as the currency in which the financial asset is denominated and the period for which the interest rate is set.
However, contractual terms that introduce exposure to risks or volatility in the contractual cash flows that are unrelated to a basic lending arrangement, do not give rise to contractual cash flows that are solely payments of principal and interest on the principal amount outstanding. In such cases, financial assets are required to be measured at fair value through profit or loss.
Therefore, the financial assets were classified pursuant to the above expressed as “Financial assets at fair value through profit or loss”, “Financial assets at fair value through other comprehensive income” or “Financial assets at amortized cost”. Such classification is disclosed in note 12.

•	Financial assets and liabilities at fair value through profit or loss
This category presents two subcategories: financial assets at fair value held for trading and financial assets initially designated at fair value by the Management or under section 6.7.1. of IFRS 9. The Bank has only financial assets at fair value through profit or loss for trading purposes.
The Bank classifies the financial assets as held for trading when they have been acquired or incurred principally for the purpose of selling or repurchasing it in the near term or when they are part of a portfolio of identified financial instruments that are managed together and for which there is evidence of a recent actual pattern of short-term profit-taking.
Financial assets and liabilities at fair value through profit or loss are recognized at fair value in the statement of financial position. Changes in fair value are recognized under the item “Net gain from measurement of financial instruments at fair value” in the statement of income, as well as interest income or expenses and dividends pursuant to the contractual terms and conditions, or when the right to receive payment of the dividend is established.
The fair value estimation is explained on a detail basis in section “Accounting judgments, estimates and assumptions” of this note and note 12 to these consolidated financial statements describes the valuation process of financial instruments at fair value.

•	Financial assets at fair value through other comprehensive income (OCI)
A financial asset shall be measured at fair value through other comprehensive income if (i) the financial instrument is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets and (ii) the contractual terms of the financial asset meet the SPPI test.

Debt instruments at fair value through other comprehensive income are recognized in the statement of financial position at fair value. Profits and losses derived from changes in fair value are recognized in other comprehensive income as “Profits or losses from financial instruments measured at fair value through other comprehensive income”. Interest income (calculating by the “effective interest method”, which is explained in the following section), profit and loss from translation differences and impairment are recognized in the statement of income in the same manner as for financial assets measured at amortized cost and are disclosed as “Interest income”, “Differences in quoted prices of gold and foreign currency” and “Credit loss expense on financial assets”, respectively.
When the Bank has more than one investment on the same security, it must be considered that they shall be disclosed using the first in first out costing method.
On derecognition, gains and losses accumulated previously recognized in OCI are reclassified to profit or loss.

•	Financial assets at amortized cost – Effective interest method
They represent financial assets held in order to collect contractual cash flows and the contractual terms of which give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
After initial recognition, these financial assets are recognized in the statement of financial position at amortized cost using the effective interest method, less the allowances for expected credit losses.
Interest income and impairment are disclosed in the statement of income as “Interest income” and “Credit loss expense on financial assets”, respectively. Changes in the allowance are presented in note 9.
The effective interest method uses the rate that allows the discount of estimated future cash payments or receipts through the expected life of the financial instrument or lesser term, if applicable, to the net carrying amount of such financial instrument. When applying this method, the Bank identifies points paid or received, fees, premiums, discounts and transaction costs, incremental and direct costs as an integral part of the effective interest rate (hereinafter, EIR). For such purposes, interest is the consideration for the time value of money and for the credit risk associated with the amount of principal outstanding during a specific period of time.
When a financial asset becomes credit-impaired (as set out in Note 3.2.4) and is therefore regarded a ‘Stage 3’, the Bank calculates interest income by applying the effective interest method to the net amortized cost of the financial asset. If the financial asset cures (as outlined in Note 3.2.4) and is no longer credit-impaired, the Bank reverts to calculating interest income on a gross basis.
3.2.1
Cash and deposits in banks
They were valued at their nominal value plus the relevant earned interest, if applicable. Accrued interests were allocated in the statement of income as “Interest income”.
3.2.2
Repo transactions (purchase and sale of financial instruments)
These transactions were recognized in the statement of financial position as financing granted (received), as “Repo transactions”.
The difference between purchase and sale prices of such instruments were recognized as interest accrued during the effective term of the transactions using the effective interest method and were allocated in the statement of income as “Interest income” and “Interest expense”.
3.2.3
Loans and other financing
They are
non-derivative
financial assets that the Bank holds within a business model whose objective is to hold financial assets in order to collect contractual cash flows and the contractual terms of which give rise, on specified dates, to cash flows that are solely payments of principal and interest on the principal amount outstanding.

After initial recognition, loans and other financing were measured at amortized cost using the effective interest method, less the credit loss expense on financial assets. The amortized cost was calculated taking into account any discount or premium incurred in the origination or acquisition, and origination fees or commissions, which are part of the EIR. Income from interest was allocated in the statement of income as “Interest income”.

3.2.4
Impairment of financial assets
3.2.4.1.
Overview of the Expected Credit Loss (ECL) principles
The Bank records an allowance for expected credit losses for all loans and other debt financial assets not held at fair value through profit or loss, together with loan commitments and financial guarantee contracts, in this section all referred to as ‘financial instruments’. Equity instruments are not subject to impairment under IFRS 9.
The ECL allowance is based on the credit losses expected to arise over the life of the asset (the lifetime expected credit loss), unless there has been no significant increase in credit risk since origination, in which case, the allowance is based on the 12 months expected credit loss (hereinafter, 12mECL) as described in note 3.2.4.2. The Bank’s policies for determining if there has been a significant increase in credit risk are set out in note 51.1.1.6.
The 12mECL is the portion of the lifetime expected credit loss (hereinafter, LTECL) that represents the ECL that result from default events on a financial instrument that are possible within the 12 months after the reporting date.
Both the LTECL and 12mECL are calculated on either an individual basis or a collective basis, depending on the nature of the underlying portfolio of financial instruments. The Bank’s policy for grouping financial assets measured on a collective basis is explained in note 51.1.1.1.
The Bank has established a policy to perform an assessment, at the end of each reporting period, of whether a financial instrument’s credit risk has increased significantly since initial recognition, by considering the change in the risk of default occurring over the remaining life of the financial instrument. This is further explained in note 51.1.1.6.
Based on the above process, the Bank groups its loans into Stage 1, Stage 2, Stage 3 and Purchased or originated credit impaired (hereinafter, POCI), as described below:

•
Stage 1: when financial instruments subject to impairment according to section 5.5 of IFRS 9 are first recognized, the Bank recognizes an allowance based on 12mECL. Stage 1 financial instruments also include facilities where the credit risk has improved and the financial instrument has been reclassified from Stage 2.

•
Stage 2: when a financial instrument has shown a significant increase in credit risk since origination, the Bank records an allowance for the LTECL. Stage 2 financial instruments also include facilities, where the credit risk has improved and the loan has been reclassified from Stage 3.

•	Stage 3: financial instruments considered credit-impaired. The Bank records an allowance for the LTECL.

•
POCI: financial instruments that are credit impaired on initial recognition. POCI assets are recorded at fair value at original recognition and interest income is subsequently recognized based on a credit-adjusted EIR. The ECL allowance is only recognized or released to the extent that there is a subsequent change in the expected credit losses. It is worthwhile to mention that the Bank has not purchased nor originated POCI financial instruments.

For financial instruments for which the Bank has no reasonable expectations of recovering either the entire outstanding amount, or a proportion thereof, the gross carrying amount of the financial instrument is reduced.

The Bank estimates an allowance for expected credit losses on the following financial instruments:

•	Loans and other financing.

•	Other financial assets at amortized cost.

•	Other debt Securities at amortized cost.

•	Other debt Securities measured at fair value through Other Comprehensive Income (OCI).

•	Loan commitments and letters of credit.

•	Guarantees and other commitments.
3.2.4.2.
The calculation of Expected Credit Loss
The Bank calculates ECL based on a three probability-weighted scenarios to measure the expected cash shortfalls, discounted at an approximation to the EIR. A cash shortfall is the difference between the cash flows that are due to an entity in accordance with the contract and the cash flows that the entity expects to receive.
The mechanics of the ECL calculations are outlined below and the key elements are, as follows:

•
PD (Probability of Default): is an estimate of the likelihood of default over a given time horizon. A default may only happen at a certain time over the assessed period, if the facility has not been previously derecognized and is still in the portfolio. The concept of PD is further explained in note 51.1.1.3.

•
EAD (Exposure at Default): is an estimate of the exposure at a future default date, taking into account expected changes in the exposure after the reporting date, including repayments of principal and interest, whether scheduled by contract or otherwise, expected drawdowns on committed facilities, unused agreed commitments and accrued interest from missed payments. The EAD is further explained in note 51.1.1.4.

•
LGD (Loss Given Default): is an estimate of the loss arising in the case where a default occurs at a given time. It is based on the difference between the contractual cash flows due and those that the lender would expect to receive, including from the realization of any collateral. It is usually expressed as a percentage of the EAD. The LGD is further explained in note 51.1.1.5.

When estimating the ECL, the Bank considers three scenarios (base case, upside and downside). Each of these is associated with different PDs and LGDs. When relevant, the assessment of multiple scenarios also incorporates how defaulted loans are expected to be recovered, including the probability that the loans will cure and the value of collateral or the amount that might be received for selling the asset.
With the exception of credit cards and other revolving facilities, for which the treatment is separately set out in note 3.2.4.4, the maximum period for which the credit losses are determined is the contractual life of a financial instrument unless the Bank has the legal right to call it earlier.
Impairment losses and releases are accounted for and disclosed separately from modification losses or gains that are accounted for as an adjustment of the financial asset’s gross carrying value.
The calculation of ECL, including the estimation of the expected period of exposure and discount rate is made on an individual basis for commercial products and on a collective basis for consumer products. The collective assessments are made separately for portfolios of facilities with similar credit risk characteristics.

The mechanics of the ECL method are summarized below:

•
Stage 1: the 12mECL is calculated as the portion of LTECL that represents the ECL that result from default events on a financial instrument that are possible within the 12 months after the reporting date. The Bank calculates the 12mECL allowance based on the expectation of a default occurring in the 12 months following the reporting date. These expected
12-month
default probabilities are applied to a forecast EAD and multiplied by the expected LGD and discounted by an approximation to the original EIR. This calculation is made for each of the three scenarios (base case, upside and downside), as explained above.

•
Stage 2: when a financial instrument has shown a significant increase in credit risk since origination, the Bank records a credit loss expense on financial instruments for the LTECL. The mechanics are similar to those explained above, including the use of different scenarios, but PDs are estimated over the lifetime of the instrument. The expected cash shortfalls are discounted by an approximation to the original EIR.

•
Stage 3: for financial instruments considered credit-impaired, the Bank recognizes the LTECL for these financial instruments. The method is similar to that for Stage 2 financial instruments, with the PD set at 100%.

•
Loan commitments and letters of credit: when estimating LTECL for undrawn loan commitments, the Bank estimates the expected portion of the loan commitment that will be drawn down over 12 months or its expected life. The ECL is then based on the present value of the expected shortfalls in cash flows if the loan is drawn down, based on a probability-weighting of the three scenarios. The expected cash shortfalls are discounted at an estimation to the expected EIR on the loan.

For credit cards and revolving facilities that include both a loan and an undrawn commitment, ECL is calculated and presented together with the loan. For loan commitments and letters of credit, the ECL is recognized within Provisions.

•
Guarantees and other commitments: the Bank’s liability under each guarantee is measured at the higher of the amount initially recognized less cumulative amortization recognized in the income statement, and the ECL provision. For this purpose, the Bank estimates ECL based on the present value of the expected payments to reimburse the holder for a credit loss that it incurs. The shortfalls are discounted by the risk-adjusted interest rate relevant to the exposure. The calculation is made using a probability-weighting of the three forward-looking scenarios. The ECL related to financial guarantee contracts are recognized within Provisions.

3.2.4.3.
Debt instruments measured at fair value through OCI
The ECL for debt instruments measured at fair value through Other Comprehensive Income (OCI) do not reduce the carrying amount of these financial instruments in the statement of financial position, which remains at fair value. Instead, an amount equal to the allowance that would arise if the assets were measured at amortized cost is recognized in OCI as an accumulated impairment amount, with a corresponding charge to profit or loss. The accumulated loss recognized in OCI is recycled to the profit and loss upon derecognition of the assets.
3.2.4.4.
Credit cards and other revolving facilities
The Bank’s product offering includes a variety of corporate and retail overdraft and credit cards facilities, in which the Bank has the right to cancel and/or reduce the facilities with short notice. The Bank does not limit its exposure to credit losses to the contractual notice period, but, instead calculates ECL over a period that reflects the Bank’s expectations of the customer behavior, its unused agreed commitments, its likelihood of default and the Bank’s future risk mitigation procedures, which could include reducing or cancelling the facilities. Based on the Bank’s methodology, the period over which the Bank calculates ECL for these products is three years.

The interest rate used to discount the ECL for credit cards is based on the average EIR that is expected to be charged over the expected period of exposure to the facilities. This estimation takes into account that some facilities are repaid in full each month and are consequently charged no interest.
3.2.4.5.
Forward looking information
In its ECL models, the Bank relies on a broad range of forward-looking information as economic inputs, such as:

•	GDP growth

•	Central Bank of Argentina base rates

•	CPI
The inputs and models used for calculating ECL may not always capture all characteristics of the market at the date of the financial statements. To reflect this, qualitative adjustments or overlays are occasionally made as temporary adjustments. Detailed information about these inputs and sensitivity analysis are provided in note 51.1.2.
3.2.4.6.
Collateral valuation
To mitigate its credit risks on financial instruments, the Bank seeks to use collateral, where possible. The collateral comes in various forms, such as cash, securities, letters of credit/guarantees, real estate, receivables, other non-financial
assets and credit enhancements such as netting agreements. Collateral, unless repossessed, is not recorded on the Bank’s statement of financial position. However, the fair value of collateral affects the calculation of ECL. It is generally assessed, at a minimum, at inception and re-assessed
on a periodically basis.
To the extent possible, the Bank uses active market data for valuing financial assets held as collateral. Other financial assets which do not have readily determinable market values are valued using internal procedures.
Non-financial
collateral, such as real estate, is valued based on data provided by third parties such as mortgage brokers.
3.2.4.7.
Collateral repossessed
The Bank’s policy is to determine whether a repossessed asset can be best used for its internal operations or should be sold. Assets determined to be useful for the internal operations are transferred to their relevant asset category at the lower of their repossessed value or the carrying value of the original secured asset.
Assets for which selling is determined to be a better option are transferred to assets held for sale at their fair value (if financial assets) and fair value less cost to sell for non-financial
assets at the repossession date in, line with the Bank’s policy.
In its normal course of business, the Bank does not physically repossess properties or other assets in its retail portfolio, but engages external agents to recover funds, generally at auction, to settle outstanding debt. Any surplus funds are returned to the customers/obligors. As a result of this practice, the residential properties under legal repossession processes are not recorded on the balance sheet.
3.2.4.8.
Write-offs
The Bank´s financial instruments are derecognized after the first month in which the Bank has no reasonable expectation of recovering a financial instrument in its entirety or a portion thereof. Any subsequent recoveries impact on the income statement of the current fiscal year under “Other operating income”.

3.2.4.9.
Forborne and modified loans
The Bank sometimes makes modifications to the original terms of loans as a response to the borrower’s financial difficulties, rather than taking possession or to otherwise enforce collection of collateral.
The Bank considers a loan forborne when such modifications are provided as a result of the borrower’s present or expected financial difficulties and the Bank would not have agreed to them if the borrower had been financially healthy. Indicators of financial difficulties include defaults on covenants, or significant concerns raised by the Risk Management Department. Forbearance may involve extending the payment arrangements and the agreement of new loan conditions. Once the terms have been renegotiated, any impairment is measured using the original EIR as calculated before the modification of terms. It is the Bank’s policy to monitor forborne loans to help ensure that future payments continue to be likely to occur. Derecognition decisions and classification between Stage 2 and Stage 3 are determined on a case-by-case
basis for commercial portfolio and collectively for consumer portfolio. If these procedures identify a loss in relation to a loan, it is disclosed and managed as an impaired Stage 3 forborne asset until it is collected or written off.
When the loan has been renegotiated or modified but not derecognized, the Bank also reassesses whether there has been a significant increase in credit risk. The Bank also considers whether the assets should be classified as Stage 3. Once an asset has been classified as forborne, it will remain in Stage 2 until it is fully collected or considered impaired (Stage 3). Those evaluated on an individual basis, could also be classified in stage 1 if they comply with the qualitative and quantitative conditions mentioned in note 51.1.1.7.
If modifications are substantial, the loan is derecognized and a new loan with different conditions is recognized.
3.2.5
Financial liabilities
After initial recognition, certain financial liabilities were measured at amortized cost using the effective interest method, except for derivatives that were measured at fair value through profit or loss. Interests were allocated in the statement of income as “Interest expense”.
Within other financial liabilities the Bank included guarantees granted and eventual liabilities, which must be disclosed in the notes to the financial statements, when the documents supporting such credit facilities are issued and are initially recognized at fair value of the commission received, in the statement of financial position. After initial recognition, the liability for each guarantee was recognized at the higher of the amortized commission and the best estimate of the disbursement required to settle any financial obligation arising as a result of the financial guarantee.
Any increase in the liabilities related to a financial guarantee was recognized as income. The commission received has been recognized as “Commissions income” in the consolidated statement of income, based on the amortization thereof following the straight-line method over the effective term of the financial guarantee granted.
3.2.6
Derivative financial instruments
Receivables and payables from forward transactions without delivery of underlying assets
It includes forward purchase, sale transactions of foreign currency without delivery of traded underlying asset and put options. Such transactions were measured at the fair value of the contracts and were performed by the Bank with intermediation purposes on its own account. The originated income was allocated in the statement of income as “Net gain from measurement of financial instruments at fair value”.

Derecognition of financial assets and liabilities
A financial asset (or, if applicable, a part of a financial asset or a part of a group of similar financial assets) shall be derecognized when: (i) the contractual rights to the cash flows from the financial asset expire, or (ii) the Bank transfers the contractual rights to receive the cash flows of the financial asset or retains the contractual rights to receive the cash flows of the financial asset, but assumes a contractual obligation to pay the cash flows received immediately to a third party pursuant to a transfer agreement.
A transfer shall qualify for derecognition of the financial asset only if (i) the Bank has transferred substantially all the risks and rewards of ownership of the financial asset, or (ii) it has neither transferred nor retained substantially all the risks and rewards of ownership of the financial asset, but has transferred the control of the financial asset, considering that the control is transferred if, and only if, the transferee has the practical ability to sell the asset in its entirety to an unrelated third party and is able to exercise that ability unilaterally and without needing to impose additional restrictions on the transfer.
If the Bank neither transfers nor retains substantially all the risks and rewards of ownership of a transferred asset, and has retained the control over it, the Bank shall continue to recognize such transferred asset to the extent to which it is exposed to changes in the value of the transferred asset.
The Bank derecognizes a loan when the terms and conditions have been renegotiated and if, substantially, it becomes in a new loan, recognizing the difference for derecognition in profit or loss. If the modification does not generate substantially different cash flows, the modification does not result in derecognition of the loan. The Bank recalculates the gross carrying amount of the assets as present value of modified contractual cash flows, using for the discount the original EIR and recognizes profit or loss from modification.
On the other hand, a financial liability is derecognized when the obligation specified in the relevant contract is discharged or cancelled or expires. When there is an exchange between an existing borrower and lender of debt instruments with substantially different terms, or the terms are substantially modified, such exchange or modification shall be accounted for as an extinguishment of the original financial liability and the recognition of a new financial liability, recognizing the difference between the carrying amount of a financial liability extinguished or transferred to another party and the consideration paid, in the statement of income as “Other operating income”.
Reclassification of financial assets and liabilities – Changes in business model
Taking into account the volatile context in the local markets as described in note 52, during November 2019, the Bank’s management decided to update the objective related to the collection of contractual cash flows from the investment in Federal Government Treasury Bills in pesos adjusted by CER 2021, resulting in a reclassification from business model at amortized cost to business model at fair value to profit or loss, for such investment.
On December 1, 2019, the amortized cost of such investment amounted to 2,520,407 while its fair value as of that date amounted to 2,075,748, generating a reclassification loss for an amount of 444,658. As of December 31, 2019 this investment generated a gain since the reclassification date for an amount of 1,902,401.
During this fiscal year, there were not other material reclassifications. Additionally, financial liabilities are never reclassified.
3.3
Leases
From fiscal years beginning on January 1, 2019 included, IFRS 16 “Leases” supersedes IAS 17 “Leases”, IFRIC 4 “Determining whether an Arrangement contains a Lease”, SIC 15 “Operating Leases-Incentives” and SIC 27 “Evaluating the Substance of Transactions Involving the Legal Form of a lease”. For further information, see also section “New standards adopted – IFRS 16 -Leases” of this note.
The accounting policies applicable before IFRS 16 and as of January 1, 2019 are described as follows:

3.3.1 Policy applicable before January 1, 2019
The determination of whether an arrangement is a lease or contains a lease, is based on the substance of the arrangement and requires an assessment of whether the fulfillment of the arrangement is dependent on the use of a specific asset or assets or whether the arrangement conveys a right to use the asset.
3.3.1.1 The Bank as a lessee
Leases that do not transfer to the Bank substantially all the risks and benefits incidental to the ownership of the leased items are operating leases. Operating lease payments are recognized as an expense in the consolidat
ed
statement of income on a straight-line basis over the lease terms.
3.3.1.2 The bank as a lessor
The Bank grants loans through financial leases, recognizing the current value of lease payments as a financial asset, which is registered in the statement of financial position in the item “loans and other financing”. The difference between the total lease receivables and the current value of financing is recognized as interest to accrue. This income is recognized during the term of the lease using the EIR method, which reflects a constant rate of return and is recognized in the statement of income as “Interest income”. Losses originated for impairment are included in the statement of income as “Credit loss expense on financial assets”.
3.3.2 Policy applicable as of January 1, 2019
The Bank assesses at contract inception whether a contract is, or contains, a lease. That is, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.
3.3.2.1 The Bank as a lessee
The Bank applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value
assets, which payments are recognized as rent expense on a straight-line basis. The Bank recognizes lease liabilities to make lease payments and right-of-use
assets representing the right to use the underlying assets.

•	Right-of-use assets
The Bank recognizes
right-of-use
assets at the commencement date of the lease.
Right-of-use
assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use
assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. The right of use assets are depreciated on a straight-line basis over the lease term.
Right-of-use
assets are subject to impairment, as described in section 3.9 of this note.

•	Lease liabilities
At the commencement date of the lease, the Bank recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Bank and payments of penalties for terminating a lease, if the lease term reflects the Bank exercising the option to terminate. The variable lease payments that do not depend on an index or a rate are recognized as expense in the period on which the event or condition that triggers the payment occurs.

In calculating the present value of lease payments, the Bank uses the incremental borrowing rate at the lease commencement date if the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the in-substance
fixed lease payments or a change in the assessment to purchase the underlying asset.
3.3.2.2 The Bank as a lessor
As describes in section “New standards adopted – IFRS 16 – Leases”, of this note, when the Bank acts as a lessor, no significant changes were generated with respect to the preceding IAS. See item 3.3.1.2.
3.4
Investment in associates and joint arrangements
An associate is an entity over which the Bank has significant influence, i.e. the power to participate in the financial and operating policy decisions of such controlled entity, but without having the control thereof. Investments in associates were recognized through the equity method and they were initially recognized at cost. The Bank’s share in the profits or losses after the acquisition of its associates was accounted in the statement of income, and its share in other comprehensive income after the acquisition were accounted for in the consolidated statement of other comprehensive income.
A joint arrangement is an arrangement of which the Bank and other party or parties have joint control. Under IFRS 11 “Joint Arrangements”, investments in these arrangements are classified as joint ventures or joint operations depending on the contractual rights and obligations of each investor, regardless of the legal structure of the arrangement. A joint venture is an arrangement pursuant to which the parties having joint control of the arrangement have rights to the net assets of such arrangement. A joint operation is an arrangement pursuant to which the parties having joint control of the arrangement have rights to the assets and obligations for the liabilities, relating to the arrangement. The Bank has assessed the nature of its joint arrangements and determined that the same are joint ventures. Investments in joint ventures were recognized using the equity method described in the paragraph above. See also note 14.
3.5
Property, plant and equipment
The Bank chose the cost model for all kinds of assets accounted for in this accounting item. These assets were carried at their cost less any accumulated depreciation and any accumulated impairment losses, if applicable. The historical cost of acquisition includes all expenses directly attributable to the acquisition of the assets. Maintenance and repair costs were accounted for in the statement of income as incurred. Any replacement and significant improvement of an item of property, plant and equipment is recognized as an asset only when it is likely to produce any future economic benefits exceeding the return originally assessed for such asset.
Depreciation of the items of property, plant and equipment was assessed in proportion to the estimated months of useful life, depreciating completely on the acquisition month of the assets and not on the derecognition date. In addition, at least at each financial year-end,
the Bank reviews if expectations regarding the useful life of each item of property, plant and equipment differ from previous estimates, in order to detect any material changes in useful life which, if confirmed, shall be adjusted applying the relevant correction to the depreciation of property, plant and equipment accounting item. Depreciation charges are recorded in the related statement of income as “Depreciation and amortization of fixed assets”.
The residual value of the assets, as a whole, does not exceed their recoverable amount.
3.6
Intangible Assets
Intangible assets acquired separately were initially measured at cost. After initial recognition, they were accounted for at cost less any accumulated depreciation (for those to which finite useful lives have been allocated) and any accumulated impairment losses, if applicable.
For internally generated intangible assets, only disbursements related with development are capitalized while the other disbursements are not be capitalized and are recognized in the statement of income for the period in which such expenditure is incurred.

Useful lives of intangible assets may be finite or indefinite.
Intangible assets with finite useful lives are amortized over their economic useful lives, and are reviewed in order to determine whether they had any impairment loss to the extent there is any evidence that indicates that the intangible asset may be impaired. The period and method of amortization for an intangible asset with a finite useful life are reviewed at least at the financial year-end
of each reporting period. Depreciation charges of intangible assets with finite useful lives are accounted for in the statement of income as “Depreciation and amortization of fixed assets”.
Intangible assets with indefinite useful lives are not amortized and are subject to annual tests in order to determine whether they are impaired, either individually or as part of the cash-generating unit to which such intangible assets were allocated. The Bank has not intangible assets with indefinite useful lives.
The gain or loss arising from the derecognition of an intangible asset shall be determined as the difference between the net disposal proceeds, if any, and the carrying amount of the asset, and it shall be recognized in the Statement of income when the asset is derecognized.
Development expenditure incurred in a specific project shall be recognized as intangible asset when the Bank can demonstrate all of the following:

•	the technical feasibility of completing the intangible asset so that it will be available for use or sale,

•	its intention to complete the intangible asset and use or sell it,

•	how the intangible asset will generate probable future economic benefits,

•	the availability of adequate resources to complete the development, and

•	its ability to measure reliably the expenditure attributable to the intangible asset during its development.
After initial recognition of the development expenditure as an asset, such asset shall be carried at its cost less any accumulated amortization and any applicable accumulated impairment losses. Amortization shall begin when the development phase has been completed and the asset is available for use. The asset amortizes over the period in which the asset is expected to generate future benefits. Amortization is accounted for in the statement of income as “Depreciation and amortization of fixed assets”. During the development phase, the asset is subject to annual tests to determine whether there is any impairment loss.
3.7
Investment Property
The Bank included certain real properties that holds for undetermined future use, which were recognized pursuant to IAS 40 “Investment Property”.
For this kind of property, the Bank chose the cost model and as non-monetary assets they were restated for inflation as described in note 3.5 Property, plant and equipment.
An investment property is derecognized on disposal or when the investment property is permanently withdrawn from use and no future economic benefits are expected from its disposal. The difference between the net disposal proceeds and the carrying amount of the asset is recognized in the statement of income in the period of the retirement or disposal as “Other operating income”.
An entity shall transfer a property to, or from, investment property when, and only when, there is a change in use. For a transfer from investment property to an item of property, plant and equipment, the property’s deemed cost for subsequent accounting is its fair value at the date of change in use. If an item of property, plant and equipment becomes an investment property the Bank recognizes the asset up to the date of change in use in accordance with the policy established for property, plant and equipment.
3.8
Non-current
Assets Held for Sale
The Bank reclassifies in this category
non-current
assets of which the carrying amount will be recovered principally through a sale transaction rather than through continuing use. The asset (or disposal group) must be available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets (or disposal groups) and its sale must be highly probable.

Non-current
assets classified as held for sale are measured, when they are reclassified to this category, at the lower of carrying amount and fair value less costs to sell and are disclosed in a separate item in the statement of financial position. Once these assets are classified as held for sale, depreciation and amortization ceased.
Profit or loss generated in the sale of assets held for sale is recorded in the statement of income as “Other operating income”.
3.9
Impairment of
Non-financial
Assets
The Bank evaluates, at least at each fiscal
year-end,
whether there are any events or changes in the circumstances that may indicate the impairment of non-financial
assets or whether there is any evidence that a
non-financial
asset may be impaired.
When there is any evidence or when an annual impairment test is required for an asset, the Bank shall estimate the recoverable amount of such asset. If the carrying amount of an asset exceeds its recoverable amount, such asset is deemed impaired and its carrying amount shall be reduced to its recoverable amount. To the date of these consolidated financial statements, there is no evidence of impairment of non-financial
assets.
3.10
Provisions
The Bank recognizes a provision if and only if the following circumstances are met: (a) the Bank has a present obligation as a result of a past event; (b) it is probable (i.e., it is more likely than not) that an outflow of resources embodying economic benefits will be required to settle the obligation; and (c) a reliable estimate can be made of the amount of the obligation.
In order to determine the amount of provisions, the risks and uncertainties were considered taking into account the opinion of independent and internal legal advisors of the Bank. Where the effect of the time value of money is material, the provisions shall be discounted using a pre-tax
rate that reflects if applicable, current risks specific to the liability. When the discount is recognized, the effect of the provision derived from the lapse of time is accounted for as “Interest expense” in the statement of income. Based on the analysis carried out, the Bank recognized as provision the amount of the best estimate of the expenditure required to settle the present obligation at the end of each fiscal year.
The provisions accounted for by the Bank are reviewed at the end of each reporting period or fiscal year, as applicable, and adjusted to reflect the current best available estimate. In addition, provisions are recognized with specific allocation to be used only for the expenditures for which they were originally recognized.
In the event: a) the obligation is possible; or b) it is not probable that an outflow of resources will be required for the Bank to settle the obligation; or c) the amount of the obligation cannot be estimated reliably, the contingent liability shall not be recognized and shall be disclosed in notes. Nevertheless, when the possibility of an outflow of resources is remote, no disclosures shall be made.

3.11	Recognition of income and expenses
The Bank recognized its streams of income and expenses as is explained below, in accordance with IFRS 9 and 15. The majority of Bank’s income and expenses are related to financial instruments, in general recorded using the effective interest method. The remaining income and expenses are recorded depending on the period in which the performance obligation is satisfied. In notes 29 to 32 are disclosed the streams and amounts for the years ended in December 31, 2019, 2018 and 2017.

3.11.1	Revenue from interests income and interests expense
Revenue from interest received and expenses for interest paid were recognized according to their accrual period, applying the effective interest method, which is explained in section “Financial assets at amortized cost – Effective interest method”.
Revenue from interest received includes the return on fixed income investments and negotiable instruments, as well as the discount and premium on financial instruments.
Bond coupons were recognized at the time they were declared.

3.11.2	Loan commissions
Commission charges and direct incremental costs related with the granting of financing facilities were deferred and recognized adjusting the EIR thereof.

3.11.3	Service commissions
The Bank earns service commissions from a diverse range of financial services it provides to its customers. Service commissions are recognized at an amount that reflects the consideration to which the Bank expects to be entitled in exchange for providing the services.
The performance obligation, as well as the timing of their satisfaction, are identified, and determined, at the inception date of the contract.
The Bank has generally concluded that it is the principal in its revenue arrangement because it typically controls the services before transferring them to customers.

3.11.3.1 Service	commissions where performance obligations are satisfied at a point in time
Services provided where the Bank’s performance obligations are satisfied at a point in time are recognized once control of the services is transferred to the customer. This is typically on completion of the underlying transaction or service or, for fees or components of fees that are linked to a certain performance, after fulfilling the corresponding performance criteria.
The Bank typically has a single performance obligation with respect to these services, which is to successfully complete the transaction specified in the contract.

3.11.3.2 Service	commissions where performance obligations are satisfied over certain period of time
Performance obligations satisfied over time are where the customer simultaneously receives and consumes the benefits provided by the Bank’s performance as the Bank performs.

3.11.4	Non-financial revenue and expenses
These items are recognized according to the recognition criteria established in the conceptual Framework, as for example revenues should be accrued.

3.12	Customer Loyalty Program
The loyalty program offered by the Bank consists in accumulating points generated by purchases made with the credit cards, which can be exchanged by any reward (including, among other offers, products, benefits and awards) available in the program platform.
The Bank concluded that the rewards to be granted originate a separate performance obligation. Therefore, at the end of each fiscal year, the Bank recognized a provision for the rewards to be granted in “Other financial liabilities”.
Based on the variables that the Bank takes into account in order to estimate the fair value of the points granted to customers (and the relation thereof with the exchange of the Reward), it is worthwhile to mention that such estimates are subject to a significant level of uncertainty (and variation) that should be considered. These considerations are described in the section “Accounting judgments, estimates and assumptions” in this note.

3.13 Income	Tax (see note 28)
Tax expense (tax income) comprises current tax expense (current tax income) and deferred tax expense (deferred tax income). This tax is accounted in the consolidated statement of income, except in the case of accounting items that are to be recognized directly in the statements of other comprehensive income. In this case, each accounting item is presented before assessing their impact on Income Tax, which is accounted for in the relevant accounting item.

•
Current income tax: the consolidated current income tax expense is the sum of the income tax expenses of the different entities that compose the Group (see note 1), which were assessed, in each case, by applying the tax rate to the taxable income, in accordance with the Income Tax Law, or equivalent rule or provision, of the countries in which any subsidiary operates.

•
Deferred income tax: it is assessed based on the separate financial statements of the Bank and of each of its subsidiaries and reflects the effects of temporary differences between the carrying amount of an asset or liability in the statement of financial position and its tax base. Assets and liabilities are measured using the tax rate that is expected to be applied to the taxable income in the years in which these differences are expected to be settled or recovered. The measurement of deferred tax liabilities and deferred tax assets reflects the tax consequences that will follow from the manner in which the Bank and its subsidiaries expect, at the end of the reporting period, to recover or settle the carrying amount of their assets and liabilities. Deferred tax assets and liabilities are measured by their nominal figures, without discount, the tax rates that are expected to be applied in the fiscal year in which the asset shall be realized or the liability shall be settled. Deferred tax assets are recognized when it is probable that taxable profit will be available against which the deductible temporary difference can be utilized.

On December 29, 2017 the Argentine Executive Power passed and put into effect the Tax Reform Act which, among other things, established a reduction of the corporate rate of income tax applicable to corporate retained earnings and also impacts on the measurement of deferred tax assets and liabilities. This reduction in the corporate rate of income had to be implemented gradually over the next four years dropping from the 35% rate applicable for and including the fiscal year 2017, to a 25% rate in 2020. On December 23, 2019 was passed Law 27,541 (see notes 28.b and 52) which suspends, until fiscal years beginning on January 1, 2021 included, the reduction to 25% of the income tax rate and the withholding of 13% over income and dividends distribution. As a consequence, for fiscal years beginning up to December 31, 2021, the income tax rate of 30% and the withholding of 7% over income and dividends distributions are kept.

3.14 Earning/Lossper share
Basic earning/loss per share shall be calculated by dividing Net profit/loss attributable to parent´s shareholders of the Bank by the weighted average number of ordinary shares outstanding during the fiscal year. See also note 41.

3.15	Fiduciary activities and investment management
The Bank renders custody, administration, investment management and advisory services to third parties that originate the holding or placement of assets in the name of such third parties. These assets and the income on them are not included in these consolidated financial statements, since they are not owned by the Bank. The commissions derived from these activities are accounted for as “Commissions income” in the statement of income. See also notes 44, 45 and 48.
Accounting judgments, estimates and assumptions
The preparation of these consolidated financial statements requires the Bank’s Management to consider significant accounting judgments, estimates and assumptions that impact on the reported assets and liabilities, income, revenues and expenses, as well as the assessment and disclosure of contingent assets and liabilities, as of the end of the fiscal year. The Bank’s reported amounts are based on the best estimate regarding the probability of occurrence of different future events and, therefore, the uncertainties associated with the estimates and assumptions made by the Bank’s Management may drive in the future to final amounts that may differ from those estimates and may require material adjustments to the reported amounts of the affected assets and liabilities.
In certain cases, the financial statements prepared in accordance IFRS, require that the assets and liabilities to be recognized and/or presented at their fair value. The fair value is the amount at which an asset can be exchanged, or at which a liability can be settled, in mutual independent terms and conditions between participants of the principal market (or most advantageous market) duly informed and willing to transact in an orderly and current transaction. When prices in active markets are available, we have used them as basis for valuation. When prices in active markets are not available, the Bank estimated those values as values based on the best available information, including the use of models and other assessment techniques (for additional information regarding fair value estimates see note 12).
In estimating accrued taxes, the Bank assesses the relative merits and risks of the appropriate tax treatment considering statutory, judicial and regulatory guidance in the context of the tax position. Because of the complexity of tax laws and regulations, interpretation can be difficult and subject to legal judgment. It is possible that others, given the same information, may reach different reasonable conclusions regarding the estimated amounts of accrued taxes (for additional information regarding income tax see note 28).

In the normal course of business, the Bank is a party to lawsuits of various types. In note 49, are disclosed contingent liabilities with respect to existing or potential claims, lawsuits and other legal proceedings and record an accrual for litigation when it is probable that future costs will be incurred and these costs can be reasonably estimated.
As to the customer loyalty program, the Bank estimates the fair value of the points awarded to customers under the “Macropremia” program by applying statistics techniques. The data that feed the models include assumptions regarding exchange percentages, the product combinations available for exchange in the future and customers’ preferences.
Additionally, the measurement of impairment losses under IFRS 9 across all categories of financial instruments requires judgement, in particular, the estimation of the amount and timing of future cash flows and collateral values when determining impairment losses and the assessment of a significant increase in credit risk. These estimates are driven by a number of factors, changes in which can result in different levels of allowances (for additional information regarding impairment losses under IFRS 9 see notes 3.2.4 and 51.1.1).
New standards adopted
For the fiscal year beginning on January 1, 2019, the following IFRS amendments and interpretation (hereinafter, “IFRIC”) are applicable and they did not have a material impact over these consolidated financial statements, as a whole.
IFRS 16 “Leases”
As mentioned in item 3.3 of this note, on January 1, 2019, IFRS 16 superseded IAS 17 “Leases”, IFRIC 4,
SIC-15
and SIC-27. This standard sets out the principles for the recognition, measurement, presentation and disclosure of leases, introducing significant changes when the Bank acts as lessee. In cases when the Bank acts as a lessor, no significant changes were generated with respect to the preceding IAS.
Before the adoption of IFRS 16, the Bank classified its leases (as lessee) at the inception date as either a finance lease or an operating lease. The Bank has neither acted nor acts as a lessee in agreements classified as finance lease. See section 3.3.1 of this note related to the policies applicable before January 1, 2019.
The Bank adopted IFRS 16 under the modified retrospective approach from January 1, 2019, as the date of initial application of the standard.
Since the adoption of IFRS 16, the Bank has applied a single accounting model for the recognition and measurement of all its leases, except for short-term leases and leases of low-value
assets. In section 3.3.2 of this note, are described the policies applicable as of January 1, 2019. This standard sets specifics requirements for transition and practical expedients, which have been applied by the Bank.
For leases previously classified as operating leases, the Bank recognized a right-of-use
assets and lease liabilities. The
right-of-use
assets were recognized based on the carrying amount as if the standard had always been applied, apart from the use of incremental borrowing rate at the date of initial application. Lease liabilities were recognized based on the present value of the remaining lease payments, discounted using the incremental borrowing rate at the date of initial application.
Additionally, the Bank applied the following practical expedients established by the standard:

•	Used a single discount rate to a portfolio of leases with reasonably similar characteristics.

•	Applied the short-term leases exemptions to leases with lease term that ends within 12 months at the date of initial application.

•	Excluded the initial direct costs from the measurement of the right-of-use asset at the date of initial application.
As a result of the abovementioned explained, the effect of adoption of IFRS 16 as of January 1, 2019 was an increase of the Bank’s assets and liabilities for the following amounts:

Assets
Right-of-use assets	599,502
Liabilities
Finance lease payable	599,502
The adoption of IFRS 16 had no impact on the Bank’s retained earnings.
The weighted average of the incremental borrowing rate applied, at the transition date, to lease liabilities was 45.98% for leases in pesos and 4.63% for leases in US Dollars.
A reconciliation between lease liabilities as of January 1, 2019 and the operating lease commitments as of December 31, 2019, is as follows:

	Pesos	US Dollars
Operating lease commitments as of 12/31/2018	479,255	399,381
Less:
Commitments related to short-term leases	(46,207)	(26,543)

	433,048	372,838
Weighted average incremental borrowing rate as of 01/01/2019	45.98%	4.63%

Discounted operating lease commitments as of 01/01/2019	247,298	352,204

Lease liabilities as of 01/01/2019	247,298	352,204
IFRIC 23 “Uncertainty over income tax treatment”
This interpretation clarifies how to apply the recognition and measurement requirements in IAS 12 “Income tax”. This interpretation addresses specifically the following:

•	whether an entity considers uncertain tax treatments separately;

•	the assumptions an entity makes about the examination of tax treatments by taxation authorities;

•	how an entity determines taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates; and

•	how an entity considers changes in facts and circumstances.
This interpretation did not have a material impact on these consolidated financial statements since, currently, there are not material uncertainties over income tax treatments.
New pronouncements
The standards that are issued, but not yet effective, up to the date of issuance of these consolidated financial statements are disclosed below. The Bank intends to adopt these standards, if applicable, when they come effective:

•
Amendments to the Conceptual Framework for Financial Reporting: the IASB issued the Conceptual Framework in March 2018. The Conceptual Framework includes some new concepts, provides updated definitions and recognition criteria for assets and liabilities and clarifies some important concepts. The changes to the Conceptual Framework may affect the application of IFRS in situations where no standard applies to a particular transaction or event. This Conceptual Framework is applicable to fiscal years beginning on January 1, 2020. The Bank does not expect this standard to have a material impact on the consolidated financial statements.

•
IFRS 3 “Business Combination” – amendments in definition of a business: the amendments will help entities determine whether an acquisition made is a business or the purchase of a group of assets. The new amended definition emphasizes that the output of a business is to provide goods and services to customers, whereas the previous definition focused on returns in the form of dividends, lower costs or other economic benefits. This standard is applicable to fiscal years beginning on January 1, 2020. The Bank does not expect this standard to have a material impact on the consolidated financial statements.

•
IAS 1 “Presentation of Financial Statements” and IAS 8 “Accounting Policies, Changes in Accounting Estimates and Errors” – amendments to definition of material: the new definition states that information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements. The amendments clarify that materiality will depend on the nature or magnitude of information or both. These amendments replaced the threshold “could influence” with “could reasonably be expected to influence”. This implies that the materiality assessment will need to take into account how primary users could reasonably be expected to be influenced in making economic decisions. This standard is applicable to fiscal years beginning on January 1, 2020. The Bank does not expect this standard to have a material impact on the consolidated financial statements.